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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05550

The Alger Portfolios
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York		10010
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

ITEM 1.  Schedule of Investments.

THE ALGER PORTFOLIOS  |  ALGER CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments‡ (Unaudited) March 31, 2012

	SHARES	VALUE
COMMON STOCKS—95.8%
ADVERTISING—0.9%
Focus Media Holding Ltd.#	140,291	$3,524,110

AEROSPACE & DEFENSE—3.0%
General Dynamics Corp.	25,500	1,871,190
Goodrich Corp.	9,600	1,204,224
Honeywell International, Inc.	75,000	4,578,750
United Technologies Corp.	40,700	3,375,658
		11,029,822
AIR FREIGHT & LOGISTICS—1.3%
United Parcel Service, Inc., Cl. B	60,200	4,859,344

AIRLINES—0.3%
United Continental Holdings, Inc.*	58,900	1,266,350

APPAREL ACCESSORIES & LUXURY GOODS—0.8%
PVH Corp.	21,400	1,911,662
Ralph Lauren Corp.	6,600	1,150,578
		3,062,240
APPLICATION SOFTWARE—0.6%
Salesforce.com, Inc.*	13,700	2,116,787

ASSET MANAGEMENT & CUSTODY BANKS—0.3%
Affiliated Managers Group, Inc.*	8,700	972,747

AUTO PARTS & EQUIPMENT—0.8%
Delphi Automotive PLC *	30,400	960,640
Lear Corp.	40,100	1,864,249
		2,824,889
AUTO RENTAL—0.6%
Hertz Global Holdings, Inc.*	138,500	2,083,040

BIOTECHNOLOGY—1.2%
Dendreon Corp. *	28,100	299,406
Gilead Sciences, Inc. *	39,300	1,919,805
Human Genome Sciences, Inc. *	64,700	533,128
United Therapeutics Corp. *	37,685	1,776,094
		4,528,433
BROADCASTING & CABLE TV—1.3%
CBS Corp., Cl. B	132,000	4,476,120
Scripps Networks Interactive, Inc.	7,300	355,437
		4,831,557
BUILDING PRODUCTS—0.7%
Owens Corning*	67,800	2,442,834

CASINOS & GAMING—1.1%
Las Vegas Sands Corp.	74,000	4,260,180

COMMUNICATIONS EQUIPMENT—3.0%
Cisco Systems, Inc.	94,600	2,000,790
QUALCOMM, Inc.	136,500	9,284,730
		11,285,520
COMPUTER HARDWARE—7.1%
Apple, Inc.*	43,700	26,196,838

COMPUTER STORAGE & PERIPHERALS—3.3%
EMC Corp. *	159,400	4,762,872
NetApp, Inc. *	107,200	4,799,344
Seagate Technology PLC	99,900	2,692,305
		12,254,521
CONSTRUCTION & ENGINEERING—0.7%
Chicago Bridge & Iron Co., NV #	14,900	643,531
KBR, Inc.	52,100	1,852,155
		2,495,686
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—2.1%
Caterpillar, Inc.	42,422	4,518,792
Deere & Co.	13,600	1,100,240
WABCO Holdings, Inc. *	35,838	2,167,482
		7,786,514

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DATA PROCESSING & OUTSOURCED SERVICES—1.2%
Mastercard, Inc.	9,200	$3,868,968
VeriFone Systems, Inc. *	15,000	778,050
		4,647,018
DIVERSIFIED BANKS—1.7%
Wells Fargo & Co.	189,500	6,469,530

DIVERSIFIED CHEMICALS—0.6%
Eastman Chemical Co.	46,800	2,419,092

DIVERSIFIED METALS & MINING—0.7%
Freeport-McMoRan Copper & Gold, Inc.	67,500	2,567,700

DRUG RETAIL—1.8%
CVS Caremark Corp.	152,200	6,818,560

EDUCATION SERVICES—0.4%
New Oriental Education & Technology Group#*	52,900	1,452,634

ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
Cooper Industries PLC, CL. A	59,600	3,811,420

FOOTWEAR—1.0%
NIKE, Inc., Cl. B	14,500	1,572,380
Salvatore Ferragamo Italia SpA *	97,863	2,028,203
		3,600,583
GENERAL MERCHANDISE STORES—1.3%
Dollar General Corp. *	66,300	3,063,060
Target Corp.	28,300	1,649,041
		4,712,101
HEALTH CARE EQUIPMENT—1.7%
Covidien PLC	86,700	4,740,756
Gen-Probe, Inc. *	6,600	438,306
Insulet Corp. *	59,400	1,136,916
		6,315,978
HEALTH CARE FACILITIES—0.7%
HCA Holdings, Inc.	33,700	833,738
Universal Health Services, Inc., Cl. B	45,000	1,885,950
		2,719,688
HEALTH CARE SERVICES—1.6%
Express Scripts, Inc.*	106,800	5,786,424

HEALTH CARE TECHNOLOGY—0.3%
Agilent Technologies, Inc.	28,100	1,250,731

HOME IMPROVEMENT RETAIL—1.9%
Lowe’s Companies, Inc.	222,400	6,978,912

HOMEBUILDING—0.1%
Lennar Corp., Cl. A	16,900	459,342

HOTELS RESORTS & CRUISE LINES—0.6%
Hyatt Hotels Corp., Cl. A *	5,200	222,144
Wyndham Worldwide Corporation	44,000	2,046,440
		2,268,584
HOUSEHOLD PRODUCTS—1.4%
Procter & Gamble Co., /The	78,100	5,249,101

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.3%
Towers Watson & Co.	17,900	1,182,653

INDUSTRIAL CONGLOMERATES—1.1%
Tyco International Ltd.	74,800	4,202,264

INDUSTRIAL MACHINERY—1.6%
Ingersoll-Rand PLC	18,041	745,995
Stanley Black & Decker, Inc.	56,100	4,317,456
Timken Co.	17,200	872,728
		5,936,179
INTEGRATED OIL & GAS—2.9%
ConocoPhillips	100,400	7,631,404

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTEGRATED OIL & GAS—(CONT.)
Royal Dutch Shell PLC #	43,500	$3,050,655
		10,682,059
INTERNET RETAIL—2.0%
Amazon.com, Inc. *	27,070	5,481,946
Expedia, Inc.	63,600	2,126,784
		7,608,730
INTERNET SOFTWARE & SERVICES—4.9%
eBay, Inc. *	160,200	5,909,778
Google, Inc., Cl. A *	10,200	6,540,648
IAC/InterActiveCorp.	34,100	1,673,969
VistaPrint NV *	103,400	3,996,410
Yahoo! Inc. *	21,600	328,752
		18,449,557
IT CONSULTING & OTHER SERVICES—2.9%
Cognizant Technology Solutions Corp., Cl. A *	25,800	1,985,310
Gartner, Inc. *	27,000	1,151,280
International Business Machines Corp.	36,300	7,573,995
		10,710,585
LEISURE PRODUCTS—0.6%
Hanesbrands, Inc. *	33,900	1,001,406
Michael Kors Holdings Ltd. *	23,000	1,071,570
		2,072,976
LIFE & HEALTH INSURANCE—1.0%
Lincoln National Corp.	85,500	2,253,780
MetLife, Inc.	38,500	1,437,975
		3,691,755
LIFE SCIENCES TOOLS & SERVICES—1.3%
Life Technologies Corp. *	48,500	2,367,770
Thermo Fisher Scientific, Inc.	41,100	2,317,218
		4,684,988
MANAGED HEALTH CARE—2.4%
Aetna, Inc.	70,000	3,511,200
Cigna Corp.	47,700	2,349,225
UnitedHealth Group, Inc.	53,300	3,141,502
		9,001,927
MORTGAGE REITS—0.7%
American Capital Agency Corp.	93,600	2,764,944

MOVIES & ENTERTAINMENT—1.5%
News Corp., Cl. A	288,300	5,676,627

OIL & GAS DRILLING—0.7%
Nabors Industries Ltd.*	150,000	2,623,500

OIL & GAS EQUIPMENT & SERVICES—1.4%
Halliburton Company	71,600	2,376,404
National Oilwell Varco, Inc.	25,700	2,042,379
Weatherford International Ltd. *	54,000	814,860
		5,233,643
OIL & GAS EXPLORATION & PRODUCTION—2.9%
Anadarko Petroleum Corp.	66,200	5,186,108
Cabot Oil & Gas Corp.	20,000	623,400
Kodiak Oil & Gas Corp. *	112,400	1,119,504
Pioneer Natural Resources Co.	35,300	3,939,127
		10,868,139
OTHER DIVERSIFIED FINANCIAL SERVICES—0.1%
JPMorgan Chase & Co.	5,341	245,579

PAPER PRODUCTS—0.3%
International Paper Co.	26,600	933,660

PHARMACEUTICALS—1.7%
Johnson & Johnson	31,000	2,044,760

	SHARES	VALUE
COMMON STOCKS—(CONT.)
PHARMACEUTICALS—(CONT.)
Pfizer, Inc.	187,100	$4,239,686
		6,284,446
PRECIOUS METALS & MINERALS—0.1%
ETFS Physical Palladium Shares*	6,230	401,648

RAILROADS—1.0%
CSX Corp.	171,800	3,697,136

REGIONAL BANKS—0.5%
Regions Financial Corp.	294,400	1,940,096

RESEARCH & CONSULTING SERVICES—0.4%
Verisk Analytic, Inc., Cl. A*	34,800	1,634,556

RESIDENTIAL REITS—0.5%
Home Properties, Inc.	29,666	1,809,923

RESTAURANTS—1.4%
McDonald’s Corp.	41,600	4,080,960
Starbucks Corp.	17,900	1,000,431
		5,081,391
SEMICONDUCTOR EQUIPMENT—1.1%
ASML Holding NV #	30,600	1,534,284
Lam Research Corp. *	59,600	2,659,352
		4,193,636
SEMICONDUCTORS—2.3%
Avago Technologies Ltd.	81,200	3,164,364
Broadcom Corp., Cl. A *	70,100	2,754,930
Skyworks Solutions, Inc. *	102,700	2,839,655
		8,758,949
SOFT DRINKS—1.8%
Coca-Cola Co., /The	57,400	4,248,174
PepsiCo, Inc.	36,800	2,441,680
		6,689,854
SPECIALIZED FINANCE—1.0%
IntercontinentalExchange, Inc.*	26,800	3,682,856

SPECIALIZED REITS—0.5%
American Tower Corp., Cl. A	30,100	1,896,902

SPECIALTY CHEMICALS—2.2%
Celanese Corp.	45,900	2,119,662
Cytec Industries, Inc.	29,730	1,807,287
LyondellBasell Industries NV	46,200	2,016,630
Rockwood Holdings, Inc. *	43,200	2,252,880
		8,196,459
SPECIALTY STORES—0.6%
Dick’s Sporting Goods, Inc.	45,500	2,187,640

SYSTEMS SOFTWARE—0.8%
Oracle Corp.	100,500	2,930,580

TOBACCO—1.9%
Philip Morris International, Inc.	77,700	6,884,997

TRADING COMPANIES & DISTRIBUTORS—1.0%
United Rentals, Inc. *	62,400	2,676,336
WESCO International, Inc. *	18,200	1,188,642
		3,864,978
WIRELESS TELECOMMUNICATION SERVICES—1.3%
SBA Communications Corp. *	30,080	1,528,365
Vodafone Group PLC #	125,900	3,483,653
		5,012,018
TOTAL COMMON STOCKS (Cost $313,876,829)		357,066,640

	SHARES	VALUE
CONVERTIBLE PREFERRED STOCK—0.2%
PHARMACEUTICALS—0.2%
Merrimack Pharmaceuticals, Inc., Series G*,(L2),(a) (Cost $903,385)	129,055	$718,965

MASTER LIMITED PARTNERSHIP —1.1%
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
Blackstone Group LP	187,100	2,982,374

OIL & GAS STORAGE & TRANSPORTATION—0.3%
Plains All American Pipeline LP	16,600	1,302,270

TOTAL MASTER LIMITED PARTNERSHIP (Cost $3,846,404)		4,284,644

Total Investments (Cost $318,626,618)(b)	97.1%	362,070,249
Other Assets in Excess of Liabilities	2.9	10,731,930

NET ASSETS	100.0%	$372,802,179

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144 deemed illiquid until eligible for sale on September 25, 2012. Security was acquired on April 6, 2011 for a cost of $903,385 and represents 0.2% of the net assets of the Fund.

(b)

At March 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $321,087,742, amounted to $40,982,507 which consisted of aggregate gross unrealized appreciation of $47,774,602 and aggregate gross unrealized depreciation of $6,792,095.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER LARGE CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) March 31, 2012

	SHARES	VALUE
COMMON STOCKS—93.6%
AEROSPACE & DEFENSE—3.0%
Boeing Co., /The	32,050	$2,383,559
General Dynamics Corp.	48,600	3,566,268
United Technologies Corp.	55,500	4,603,170
		10,552,997
AIR FREIGHT & LOGISTICS—2.0%
FedEx Corp.	35,700	3,282,972
United Parcel Service, Inc., Cl. B	44,600	3,600,112
		6,883,084
AIRLINES—0.6%
Delta Air Lines, Inc.*	196,200	1,944,342

APPLICATION SOFTWARE—2.3%
Adobe Systems, Inc. *	75,800	2,600,698
Salesforce.com, Inc. *	23,700	3,661,887
TIBCO Software, Inc. *	53,000	1,616,500
		7,879,085
ASSET MANAGEMENT & CUSTODY BANKS—2.2%
BlackRock, Inc.	12,900	2,643,210
Blackstone Group LP	166,500	2,654,010
T. Rowe Price Group, Inc.	35,900	2,344,270
		7,641,490
AUTO PARTS & EQUIPMENT—0.8%
Allison Transmission Holdings, Inc. *	11,000	262,680
Johnson Controls, Inc.	71,900	2,335,312
		2,597,992
AUTOMOBILE MANUFACTURERS—0.8%
Ford Motor Co.	207,000	2,585,430

BIOTECHNOLOGY—0.8%
Gilead Sciences, Inc.*	55,700	2,720,945

BROADCASTING & CABLE TV—0.8%
Discovery Communications, Inc., Series A*	53,800	2,722,280

CABLE & SATELLITE—0.6%
DISH Network Corp.	59,900	1,972,507

CASINOS & GAMING—1.5%
Las Vegas Sands Corp.	45,800	2,636,706
Melco Crown Entertainment Ltd. #*	186,400	2,536,904
		5,173,610
COAL & CONSUMABLE FUELS—0.5%
Peabody Energy Corp.	59,500	1,723,120

COMMUNICATIONS EQUIPMENT—5.1%
Cisco Systems, Inc.	328,750	6,953,063
Corning, Inc.	203,800	2,869,504
QUALCOMM, Inc.	108,590	7,386,291
		17,208,858
COMPUTER HARDWARE—7.3%
Apple, Inc. *	39,950	23,948,826
Dell, Inc. *	49,300	818,380
		24,767,206
COMPUTER STORAGE & PERIPHERALS—2.5%
EMC Corp. *	116,800	3,489,984
NetApp, Inc. *	113,700	5,090,349
		8,580,333
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.0%
Caterpillar, Inc.	30,400	3,238,208

CONSUMER FINANCE—0.6%
American Express Co.	32,500	1,880,450

DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Mastercard, Inc.	8,100	3,406,374

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DIVERSIFIED CHEMICALS—1.4%
Dow Chemical Co., /The	58,900	$2,040,296
EI Du Pont de Nemours & Co.	52,200	2,761,380
		4,801,676
DIVERSIFIED METALS & MINING—1.4%
Cliffs Natural Resources, Inc.	33,200	2,299,432
Freeport-McMoRan Copper & Gold, Inc.	69,200	2,632,368
		4,931,800
DRUG RETAIL—1.0%
Walgreen Co.	97,900	3,278,671

ELECTRICAL COMPONENTS & EQUIPMENT—0.9%
Emerson Electric Co.	56,600	2,953,388

ENVIRONMENTAL & FACILITIES SERVICES—0.8%
Republic Services, Inc.	88,500	2,704,560

FERTILIZERS & AGRICULTURAL CHEMICALS—0.8%
Mosaic Co., /The	47,400	2,620,746

FOOTWEAR—0.5%
NIKE, Inc., Cl. B	15,700	1,702,508

GENERAL MERCHANDISE STORES—1.0%
Target Corp.	55,800	3,251,466

GOLD—0.7%
Newmont Mining Corp.	48,000	2,460,960

HEALTH CARE EQUIPMENT—1.4%
Covidien PLC	54,900	3,001,932
Edwards Lifesciences Corp. *	23,600	1,716,428
		4,718,360
HEALTH CARE SERVICES—1.1%
Express Scripts, Inc.*	71,700	3,884,706

HOME ENTERTAINMENT SOFTWARE—0.6%
Electronic Arts, Inc.*	117,100	1,929,808

HOME IMPROVEMENT RETAIL—1.0%
Lowe’s Companies, Inc.	111,100	3,486,318

HOTELS RESORTS & CRUISE LINES—0.9%
Hyatt Hotels Corp., Cl. A *	11,600	495,552
Starwood Hotels & Resorts Worldwide, Inc.	48,300	2,724,603
		3,220,155
HOUSEHOLD PRODUCTS—1.8%
Procter & Gamble Co., /The	90,050	6,052,261

HYPERMARKETS & SUPER CENTERS—1.2%
Wal-Mart Stores, Inc.	64,000	3,916,800

INDUSTRIAL CONGLOMERATES—1.0%
Tyco International Ltd.	59,800	3,359,564

INDUSTRIAL MACHINERY—1.3%
Eaton Corp.	35,500	1,768,965
Stanley Black & Decker, Inc.	33,600	2,585,856
		4,354,821
INTEGRATED OIL & GAS—3.5%
Exxon Mobil Corp.	89,000	7,718,970
Royal Dutch Shell PLC #	58,400	4,095,592
		11,814,562
INTERNET RETAIL—2.3%
Amazon.com, Inc.*	39,000	7,897,890

INTERNET SOFTWARE & SERVICES—1.7%
eBay, Inc. *	93,600	3,452,904
LinkedIn Corp. *	24,300	2,478,357
		5,931,261
IT CONSULTING & OTHER SERVICES—3.6%
Cognizant Technology Solutions Corp., Cl. A *	44,700	3,439,665

	SHARES	VALUE
COMMON STOCKS—(CONT.)
IT CONSULTING & OTHER SERVICES—(CONT.)
International Business Machines Corp.	41,600	$8,679,840
		12,119,505
LIFE SCIENCES TOOLS & SERVICES—0.7%
Thermo Fisher Scientific, Inc.	40,500	2,283,390

MANAGED HEALTH CARE—3.1%
Aetna, Inc.	104,300	5,231,688
Cigna Corp.	104,700	5,156,475
		10,388,163
MOVIES & ENTERTAINMENT—2.3%
News Corp., Cl. A	217,000	4,272,730
Walt Disney Co., /The	79,200	3,467,376
		7,740,106
OIL & GAS DRILLING—1.0%
Nabors Industries Ltd.*	195,200	3,414,048

OIL & GAS EQUIPMENT & SERVICES—2.1%
Halliburton Company	57,500	1,908,425
Schlumberger Ltd.	63,500	4,440,555
Weatherford International Ltd. *	57,100	861,639
		7,210,619
OIL & GAS EXPLORATION & PRODUCTION—4.2%
Anadarko Petroleum Corp.	65,100	5,099,934
Denbury Resources, Inc. *	187,700	3,421,771
Devon Energy Corp.	37,100	2,638,552
Nexen, Inc.	78,600	1,442,310
Pioneer Natural Resources Co.	15,400	1,718,486
		14,321,053
OTHER DIVERSIFIED FINANCIAL SERVICES—0.8%
JPMorgan Chase & Co.	56,700	2,607,066

PAPER PRODUCTS—0.6%
International Paper Co.	54,500	1,912,950

PHARMACEUTICALS—3.6%
Allergan, Inc.	18,100	1,727,283
Johnson & Johnson	76,100	5,019,556
Pfizer, Inc.	140,400	3,181,464
Teva Pharmaceutical Industries Ltd. #	53,800	2,424,228
		12,352,531
RAILROADS—1.2%
CSX Corp.	191,900	4,129,688

RESTAURANTS—0.2%
McDonald’s Corp.	8,200	804,420

SEMICONDUCTOR EQUIPMENT—2.0%
ASML Holding NV#	137,300	6,884,222

SEMICONDUCTORS—2.6%
Broadcom Corp., Cl. A *	66,200	2,601,660
Intel Corp.	122,455	3,442,210
Texas Instruments, Inc.	79,100	2,658,551
		8,702,421
SOFT DRINKS—3.2%
Coca-Cola Co., /The	74,400	5,506,344
PepsiCo, Inc.	88,200	5,852,070
		11,358,414
SYSTEMS SOFTWARE—1.2%
Check Point Software Technologies Ltd. *	36,200	2,311,008
VMware, Inc., Cl. A *	16,100	1,809,157
		4,120,165

	SHARES	VALUE
COMMON STOCKS—(CONT.)
TOBACCO—1.5%
Philip Morris International, Inc.	57,100	$5,059,631

TOTAL COMMON STOCKS (Cost $274,115,406)		318,158,984

Total Investments (Cost $274,115,406)(a)	93.6%	318,158,984
Other Assets in Excess of Liabilities	6.4	21,586,061

NET ASSETS	100.0%	$339,745,045

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At March 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $274,406,542, amounted to $43,752,442 which consisted of aggregate gross unrealized appreciation of $52,853,994 and aggregate gross unrealized depreciation of $9,101,552.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) March 31, 2012

	SHARES	VALUE
COMMON STOCKS—89.9%
AEROSPACE & DEFENSE—2.8%
Spirit Aerosystems Holdings, Inc., Cl. A *	83,800	$2,049,748
Triumph Group, Inc.	35,000	2,193,100
		4,242,848
AIRLINES—0.5%
United Continental Holdings, Inc.*	38,500	827,750

APPAREL ACCESSORIES & LUXURY GOODS—1.1%
PVH Corp.	18,000	1,607,940

APPAREL RETAIL—3.1%
Fast Retailing Co., Ltd.	3,600	820,198
Limited Brands, Inc.	26,100	1,252,800
Ross Stores, Inc.	20,100	1,167,810
Urban Outfitters, Inc. *	51,800	1,507,898
		4,748,706
APPLICATION SOFTWARE—5.4%
Adobe Systems, Inc. *	67,200	2,305,632
Cadence Design Systems, Inc. *	157,100	1,860,064
Factset Research Systems, Inc.	8,500	841,840
Informatica Corp. *	30,100	1,592,290
Tangoe, Inc. *	39,900	750,519
TIBCO Software, Inc. *	24,100	735,050
		8,085,395
AUTO PARTS & EQUIPMENT—1.1%
Allison Transmission Holdings, Inc. *	5,900	140,892
Delphi Automotive PLC *	24,700	780,520
Tenneco, Inc. *	20,400	757,860
		1,679,272
AUTO RENTAL—0.3%
Hertz Global Holdings, Inc.*	25,600	385,024

BIOTECHNOLOGY—3.8%
Alexion Pharmaceuticals, Inc. *	8,200	761,452
Alkermes Plc *	45,100	836,605
Human Genome Sciences, Inc. *	50,500	416,120
Incyte Corp., Ltd. *	62,600	1,208,180
Regeneron Pharmaceuticals, Inc. *	4,500	524,790
United Therapeutics Corp. *	31,900	1,503,447
Vertex Pharmaceuticals, Inc. *	12,900	529,029
		5,779,623
BROADCASTING & CABLE TV—4.8%
CBS Corp., Cl. B	92,300	3,129,893
Discovery Communications, Inc., Series C *	49,500	2,320,560
Scripps Networks Interactive, Inc.	39,000	1,898,910
		7,349,363
BUILDING PRODUCTS—1.4%
Owens Corning*	60,100	2,165,403

CHEMICALS—0.3%
Metabolix, Inc.*	158,800	449,404

COAL & CONSUMABLE FUELS—0.6%
Peabody Energy Corp.	31,700	918,032

COMMUNICATIONS EQUIPMENT—1.8%
Acme Packet, Inc. *	13,400	368,768
Ciena Corp. *	68,500	1,109,015
Riverbed Technology, Inc. *	47,400	1,330,992
		2,808,775
COMPUTER HARDWARE—1.0%
NCR Corp.*	71,400	1,550,094

COMPUTER STORAGE & PERIPHERALS—2.0%
NetApp, Inc. *	18,400	823,768
SanDisk Corp. *	15,400	763,686
Seagate Technology PLC	55,900	1,506,505
		3,093,959

	SHARES	VALUE
COMMON STOCKS—(CONT.)
CONSTRUCTION & ENGINEERING—0.5%
Chicago Bridge & Iron Co., NV#,^	17,900	$773,101

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.6%
WABCO Holdings, Inc.*	15,800	955,584

DATA PROCESSING & OUTSOURCED SERVICES—0.5%
VeriFone Systems, Inc.*	15,900	824,733

DISTILLERS & VINTNERS—1.6%
Beam, Inc.	34,000	1,991,380
Brown-Forman Corp., Cl. B	5,000	416,950
		2,408,330
DIVERSIFIED CHEMICALS—1.3%
Eastman Chemical Co.	21,900	1,132,011
Solutia, Inc.	27,300	762,762
		1,894,773
ELECTRICAL COMPONENTS & EQUIPMENT—2.7%
AMETEK, Inc.	46,200	2,241,162
Cooper Industries PLC, CL. A	30,300	1,937,685
		4,178,847
ENVIRONMENTAL & FACILITIES SERVICES—1.0%
Stericycle, Inc.*	17,500	1,463,700

FOOTWEAR—0.5%
Salvatore Ferragamo Italia SpA*	33,900	702,575

GENERAL MERCHANDISE STORES—1.0%
Dollar General Corp.*	33,700	1,556,940

HEALTH CARE EQUIPMENT—0.3%
Edwards Lifesciences Corp.*	5,500	400,015

HEALTH CARE FACILITIES—1.3%
Tenet Healthcare Corporation *	146,800	779,508
Universal Health Services, Inc., Cl. B	29,400	1,232,154
		2,011,662
HEALTH CARE SERVICES—0.8%
Catalyst Health Solutions, Inc.*	19,900	1,268,227

HEALTH CARE TECHNOLOGY—1.1%
Allscripts Healthcare Solutions, Inc.*	104,400	1,733,040

HOME ENTERTAINMENT SOFTWARE—0.7%
Take-Two Interactive Software, Inc.*	72,200	1,110,797

HOMEBUILDING—0.7%
KB Home	47,900	426,310
Lennar Corp., Cl. A	25,500	693,090
		1,119,400
HOTELS RESORTS & CRUISE LINES—1.0%
Hyatt Hotels Corp., Cl. A *	18,104	773,403
Marriott International, Inc., Cl. A	20,400	772,140
		1,545,543
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.0%
Robert Half International, Inc.	52,000	1,575,600

INDUSTRIAL MACHINERY—3.4%
Pall Corp.	33,000	1,967,790
SPX Corp.	31,400	2,434,442
Stanley Black & Decker, Inc.	10,000	769,600
		5,171,832
INTERNET RETAIL—0.7%
Expedia, Inc.	7,000	234,080
Groupon, Inc. *	42,300	777,474
		1,011,554
INTERNET SOFTWARE & SERVICES—1.4%
LinkedIn Corp. *	6,700	683,333
OpenTable, Inc. *	35,572	1,439,599
		2,122,932

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LEISURE FACILITIES—0.7%
Vail Resorts, Inc.	25,250	$1,092,063

LEISURE PRODUCTS—0.9%
Michael Kors Holdings Ltd.*	30,660	1,428,449

LIFE & HEALTH INSURANCE—0.6%
Lincoln National Corp.	32,000	843,520

LIFE SCIENCES TOOLS & SERVICES—0.7%
Covance, Inc.*	22,600	1,076,438

MANAGED HEALTH CARE—2.0%
Aetna, Inc.	30,600	1,534,896
Cigna Corp.	30,900	1,521,825
		3,056,721
MORTGAGE REITS—1.1%
American Capital Agency Corp.	58,600	1,731,044

MOTORCYCLE MANUFACTURERS—0.8%
Harley-Davidson, Inc.	24,500	1,202,460

OIL & GAS DRILLING—1.3%
Nabors Industries Ltd.*	111,900	1,957,131

OIL & GAS EQUIPMENT & SERVICES—2.5%
Cameron International Corp. *	26,900	1,421,127
Superior Energy Services, Inc. *,^	67,000	1,766,120
Weatherford International Ltd. *	38,400	579,456
		3,766,703
OIL & GAS EXPLORATION & PRODUCTION—4.5%
Cabot Oil & Gas Corp.	22,100	688,857
Denbury Resources, Inc. *	91,700	1,671,691
Nexen, Inc.	81,100	1,488,185
Oasis Petroleum, Inc. *	24,600	758,418
Pioneer Natural Resources Co.	21,100	2,354,549
		6,961,700
OIL & GAS REFINING & MARKETING—0.5%
Valero Energy Corp.^	30,800	793,716

PHARMACEUTICALS—1.1%
Mylan, Inc. *	33,300	780,885
Watson Pharmaceuticals, Inc. *	12,700	851,662
		1,632,547
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.0%
BR Malls Participacoes SA	119,200	1,553,037

REAL ESTATE SERVICES—0.8%
CBRE Group, Inc.*	61,500	1,227,540

REGIONAL BANKS—1.0%
East West Bancorp, Inc.	69,200	1,597,828

REINSURANCE—1.0%
Validus Holdings Ltd.	49,000	1,516,550

RESEARCH & CONSULTING SERVICES—1.4%
Verisk Analytic, Inc., Cl. A*	47,000	2,207,590

RESIDENTIAL REITS—1.3%
Home Properties, Inc.	32,300	1,970,623

RESTAURANTS—1.0%
Chipotle Mexican Grill, Inc.*	3,800	1,588,400

SEMICONDUCTORS—4.9%
Altera Corp.	40,100	1,596,782
Avago Technologies Ltd.	51,800	2,018,646
Cypress Semiconductor Corp. *	47,900	748,677
Skyworks Solutions, Inc. *	58,200	1,609,230
Xilinx, Inc.	39,000	1,420,770
		7,394,105
SPECIALIZED CONSUMER SERVICES—0.2%
Weight Watchers International, Inc.	4,700	362,793

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SPECIALIZED FINANCE—1.0%
IntercontinentalExchange, Inc.*	10,900	$1,497,878

SPECIALTY CHEMICALS—1.1%
Celanese Corp.	22,800	1,052,904
Cytec Industries, Inc.	11,300	686,927
		1,739,831
SPECIALTY STORES—2.3%
Dick’s Sporting Goods, Inc.	31,900	1,533,752
L’Occitane International SA	309,300	736,049
Tractor Supply Co.	13,200	1,195,392
		3,465,193
STEEL—0.4%
Allegheny Technologies, Inc.	16,000	658,720

SYSTEMS SOFTWARE—1.7%
Fortinet, Inc. *	23,100	638,715
MICROS Systems, Inc. *	36,800	2,034,672
		2,673,387
WIRELESS TELECOMMUNICATION SERVICES—2.0%
SBA Communications Corp.*	60,600	3,079,086

TOTAL COMMON STOCKS (Cost $132,676,247)		137,595,826

CONVERTIBLE PREFERRED STOCK—1.2%
BIOTECHNOLOGY—1.2%
Merrimack Pharmaceuticals, Inc., Series B-10, *,(L2),(a)	25,487	218,662
Merrimack Pharmaceuticals, Inc., Series B-3, *,(L2),(b)	2,549	21,869
Merrimack Pharmaceuticals, Inc., Series B-4, *,(L2),(c)	76,399	655,453
Merrimack Pharmaceuticals, Inc., Series B-7, *,(L2),(d)	25,488	218,670
Merrimack Pharmaceuticals, Inc., Series C-2, *,(L2),(e)	135,469	754,697
		1,869,351
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $1,260,004)		1,869,351

MASTER LIMITED PARTNERSHIP —1.3%
ASSET MANAGEMENT & CUSTODY BANKS—1.3%
KKR & Co., LP	134,600	1,996,118

TOTAL MASTER LIMITED PARTNERSHIP (Cost $2,138,795)		1,996,118

	CONTRACTS
PURCHASED OPTIONS—0.0%
PUT OPTIONS—0.0%
Denbury Resources, Inc./ April/ 17 (Cost $820)	21	315

CALL OPTIONS—0.0%
Denbury Resources, Inc./ April/ 20 (Cost $1,344)	21	105

TOTAL PURCHASED OPTIONS (Cost $2,164)		420

Total Investments (Cost $136,077,210)(f)	92.4%	141,461,715
Other Assets in Excess of Liabilities	7.6	11,567,761

NET ASSETS	100.0%	$153,029,476

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

^	All or a portion of this security has been pledged as collateral for written call options.
*	Non-income producing security.
#	American Depository Receipts.

(a)

Pursuant to Securities and Exchange Commission Rule 144 deemed illiquid until eligible for sale on September 25, 2012. Security was acquired on August 25, 2010 for a cost of $147,519 and represents 0.1% of the net assets of the Fund.

(b)

Pursuant to Securities and Exchange Commission Rule 144 deemed illiquid until eligible for sale on September 25, 2012. Security was acquired on August 25, 2010 for a cost of $14,754 and represents 0.0% of the net assets of the Fund.

(c)

Pursuant to Securities and Exchange Commission Rule 144 deemed illiquid until eligible for sale on September 25, 2012. Security was acquired on August 25, 2010 for a cost of $442,198 and represents 0.4% of the net assets of the Fund.

(d)

Pursuant to Securities and Exchange Commission Rule 144 deemed illiquid until eligible for sale on September 25, 2012. Security was acquired on August 25, 2010 for a cost of $147,525 and represents 0.1% of the net assets of the Fund.

(e)

Pursuant to Securities and Exchange Commission Rule 144 deemed illiquid until eligible for sale on September 25, 2012. Security was acquired on August 25, 2010 for a cost of $508,008 and represents 0.5% of the net assets of the Fund.

(f)

At March 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $137,590,097, amounted to $3,871,618 which consisted of aggregate gross unrealized appreciation of $12,992,198 and aggregate gross unrealized depreciation of $9,120,580.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

	CONTRACTS	SHARES SUBJECT TO PUT/ CALL	VALUE
PUT OPTIONS WRITTEN
Denbury Resources, Inc./ April/ 19	21	2,100	1,995
TOTAL PUT OPTIONS WRITTEN (Premiums Received $2,036)			1,995
CALL OPTIONS WRITTEN
Chicago Bridge & Iron Co., NV/ April/ 46	21	2,100	$735
Superior Energy Services, Inc./ April/ 30	21	2,100	105
Valero Energy Corp./ April/ 27	42	4,200	1,638
Valero Energy Corp./ April/ 28	21	2,100	441
TOTAL CALL OPTIONS WRITTEN (Premiums Received $16,721)			2,919
TOTAL OPTIONS WRITTEN (Premiums Received $18,757)			$4,914

‡                        Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER SMID CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) March 31, 2012

	SHARES	VALUE
COMMON STOCKS—97.4%
ADVERTISING—1.4%
Focus Media Holding Ltd. #	19,885	$499,511
Lamar Advertising Co., Cl. A *	14,170	459,250
		958,761
AEROSPACE & DEFENSE—2.0%
Spirit Aerosystems Holdings, Inc., Cl. A *	32,215	787,979
Triumph Group, Inc.	9,765	611,875
		1,399,854
APPAREL ACCESSORIES & LUXURY GOODS—1.0%
PVH Corp.	7,730	690,521

APPAREL RETAIL—1.8%
ANN, Inc. *	24,120	690,796
Children’s Place Retail Stores, Inc., /The *	11,315	584,646
		1,275,442
APPLICATION SOFTWARE—5.5%
Cadence Design Systems, Inc. *	67,255	796,299
Concur Technologies, Inc. *	10,930	627,163
Informatica Corp. *	8,450	447,005
Nice Systems Ltd. #*	16,125	633,713
QLIK Technologies, Inc. *	23,355	747,360
Solera Holdings, Inc.	12,465	572,019
		3,823,559
ASSET MANAGEMENT & CUSTODY BANKS—1.2%
Affiliated Managers Group, Inc. *	4,530	506,499
Och-Ziff Capital Management Group LLC, Cl. A	36,550	339,184
		845,683
AUTO PARTS & EQUIPMENT—1.3%
Dana Holding Corp.	38,951	603,741
Tenneco, Inc. *	9,195	341,594
		945,335
BIOTECHNOLOGY—4.0%
Alkermes Plc *	15,735	291,884
Cubist Pharmaceuticals, Inc. *	13,015	562,898
Incyte Corp., Ltd. *	16,435	317,196
Optimer Pharmaceuticals, Inc. *	31,191	433,554
Regeneron Pharmaceuticals, Inc. *	2,690	313,708
Seattle Genetics, Inc. *	13,405	273,194
Theravance, Inc. *	13,295	259,253
United Therapeutics Corp. *	7,620	359,130
		2,810,817
BUILDING PRODUCTS—0.5%
AO Smith Corp.	7,855	353,082

COMMUNICATIONS EQUIPMENT—2.3%
Acme Packet, Inc. *	11,075	304,784
Ciena Corp. *	31,280	506,423
Finisar Corp. *	21,190	426,979
Riverbed Technology, Inc. *	14,510	407,441
		1,645,627
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.7%
WABCO Holdings, Inc.*	7,695	465,394

DATA PROCESSING & OUTSOURCED SERVICES—2.1%
VeriFone Systems, Inc. *	11,320	587,168
Wright Express Corp. *	13,805	893,598
		1,480,766
DISTRIBUTORS—1.1%
LKQ Corp.*	24,105	751,353

DIVERSIFIED METALS & MINING—0.2%
Globe Specialty Metals, Inc.	10,785	160,373

EDUCATION SERVICES—0.6%
American Public Education, Inc.*	11,480	436,240

	SHARES	VALUE
COMMON STOCKS—(CONT.)
ELECTRIC UTILITIES—1.1%
ITC Holdings Corp.	9,665	$743,625

ELECTRICAL COMPONENTS & EQUIPMENT—1.2%
AMETEK, Inc.	16,935	821,517

ELECTRONIC MANUFACTURING SERVICES—1.6%
IPG Photonics Corp. *	8,514	443,154
Trimble Navigation Ltd. *	12,835	698,480
		1,141,634
ENVIRONMENTAL & FACILITIES SERVICES—3.3%
Clean Harbors, Inc. *	12,675	853,407
Tetra Tech, Inc. *	28,575	753,237
Waste Connections, Inc.	22,337	726,623
		2,333,267
FOOD DISTRIBUTORS—1.1%
United Natural Foods, Inc.*	17,200	802,552

FOOTWEAR—0.5%
Deckers Outdoor Corp.*	5,770	363,799

GOLD—0.5%
AuRico Gold, Inc.*	38,870	344,777

HEALTH CARE EQUIPMENT—2.5%
MAKO Surgical Corp. *	12,155	512,334
Sirona Dental Systems, Inc. *	8,865	456,902
Thoratec Corp. *	9,730	327,998
Volcano Corp. *	16,980	481,383
		1,778,617
HEALTH CARE FACILITIES—1.2%
Healthsouth Corp. *	13,865	283,955
Universal Health Services, Inc., Cl. B	12,870	539,382
		823,337
HEALTH CARE SERVICES—1.9%
Catalyst Health Solutions, Inc. *	9,775	622,961
HMS Holdings Corp. *	23,640	737,804
		1,360,765
HEALTH CARE SUPPLIES—0.9%
Align Technology, Inc.*	22,605	622,768

HEALTH CARE TECHNOLOGY—1.4%
Allscripts Healthcare Solutions, Inc. *	33,410	554,606
SXC Health Solutions Corp. *	5,465	409,656
		964,262
HOME FURNISHING RETAIL—0.6%
Williams-Sonoma, Inc.	10,695	400,849

HOTELS RESORTS & CRUISE LINES—1.1%
Wyndham Worldwide Corporation	16,625	773,229

HOUSEHOLD PRODUCTS—1.1%
Church & Dwight Co., Inc.	15,835	778,924

HOUSEWARES & SPECIALTIES—0.9%
Tupperware Brands Corp.	9,555	606,743

HUMAN RESOURCE & EMPLOYMENT SERVICES—1.9%
Robert Half International, Inc.	20,750	628,725
Towers Watson & Co.	10,685	705,958
		1,334,683
INDUSTRIAL MACHINERY—6.5%
Actuant Corp., Cl. A	30,670	889,123
Barnes Group, Inc.	28,885	759,964
Colfax Corp. *	17,150	604,366
Pall Corp.	11,700	697,671
SPX Corp.	10,555	818,329
Woodward Governor Co.	18,040	772,653
		4,542,106

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET RETAIL—0.7%
Expedia, Inc.	15,695	$524,841

INTERNET SOFTWARE & SERVICES—2.6%
IAC/InterActiveCorp.	14,150	694,623
OpenTable, Inc. *	11,970	484,426
VistaPrint NV *	15,075	582,649
		1,761,698
IT CONSULTING & OTHER SERVICES—1.0%
Gartner, Inc.*	15,935	679,468

LEISURE FACILITIES—0.6%
Life Time Fitness, Inc.*	9,010	455,636

LIFE SCIENCES TOOLS & SERVICES—1.2%
Bruker Corp. *	18,725	286,680
Covance, Inc. *	11,235	535,123
		821,803
MANAGED HEALTH CARE—1.3%
Centene Corp. *	5,330	261,010
Coventry Health Care, Inc.	17,650	627,811
		888,821
METAL & GLASS CONTAINERS—1.5%
Ball Corp.	14,445	619,401
Crown Holdings, Inc. *	11,050	406,972
		1,026,373
MORTGAGE REITS—0.5%
Two Harbors Investment Corp.	34,954	354,434

OFFICE REITS—0.6%
Digital Realty Trust, Inc.	5,865	433,834

OIL & GAS DRILLING—1.0%
Helmerich & Payne, Inc.	7,940	428,363
Rowan Cos, Inc. *	8,645	284,680
		713,043
OIL & GAS EQUIPMENT & SERVICES—1.7%
Oil States International, Inc. *	8,040	627,602
Superior Energy Services, Inc. *	21,430	564,895
		1,192,497
OIL & GAS EXPLORATION & PRODUCTION—3.4%
Cabot Oil & Gas Corp.	5,525	172,214
Oasis Petroleum, Inc. *	16,480	508,078
Plains Exploration & Production Co. *	13,650	582,173
SM Energy Co.	8,850	626,315
Stone Energy Corp. *	18,220	520,910
		2,409,690
OIL & GAS REFINING & MARKETING—0.9%
HollyFrontier Corp.	19,655	631,908

PACKAGED FOODS & MEATS—1.7%
Hain Celestial Group, Inc. *	18,020	789,456
Ralcorp Holdings, Inc. *	4,775	353,780
		1,143,236
PHARMACEUTICALS—0.9%
Medicis Pharmaceutical Corp., Cl. A	17,505	658,013

RAILROADS—1.0%
Genesee & Wyoming, Inc., Cl. A*	12,510	682,796

REAL ESTATE SERVICES—0.8%
Jones Lang LaSalle, Inc.	7,055	587,752

REGIONAL BANKS—1.6%
East West Bancorp, Inc.	15,902	367,177
First Niagara Financial Group, Inc.	27,925	274,782
Signature Bank *	7,360	463,975
		1,105,934

	SHARES	VALUE
COMMON STOCKS—(CONT.)
REINSURANCE—0.6%
Endurance Specialty Holdings Ltd.	10,590	$430,589

RESEARCH & CONSULTING SERVICES—0.7%
IHS, Inc., Cl. A*	5,390	504,774

RESTAURANTS—0.9%
Dunkin’ Brands Group, Inc.	21,490	647,064

RETAIL REITS—0.7%
Macerich Co., /The	8,547	493,589

SEMICONDUCTOR EQUIPMENT—1.2%
Novellus Systems, Inc.*	17,540	875,421

SEMICONDUCTORS—4.1%
Atmel Corp. *	41,435	408,549
Cypress Semiconductor Corp. *	27,130	424,042
Mellanox Technologies Ltd. *	16,660	696,888
ON Semiconductor Corp. *	65,535	590,470
Skyworks Solutions, Inc. *	25,860	715,029
		2,834,978
SPECIALIZED CONSUMER SERVICES—0.5%
Sotheby’s	8,865	348,749

SPECIALIZED REITS—0.5%
Sovran Self Storage, Inc.	7,235	360,520

SPECIALTY CHEMICALS—2.4%
Albemarle Corp.	7,790	497,937
Cytec Industries, Inc.	9,155	556,532
Rockwood Holdings, Inc. *	12,925	674,039
		1,728,508
SPECIALTY STORES—2.6%
GNC Holdings, Inc.	18,795	655,757
PetSmart, Inc.	10,285	588,507
Tractor Supply Co.	5,995	542,907
		1,787,171
SYSTEMS SOFTWARE—2.1%
Fortinet, Inc. *	23,335	645,213
MICROS Systems, Inc. *	15,515	857,824
		1,503,037
THRIFTS & MORTGAGE FINANCE—0.7%
Northwest Bancshares, Inc.	37,405	475,044

TRADING COMPANIES & DISTRIBUTORS—1.2%
United Rentals, Inc.*	20,420	875,814

WIRELESS TELECOMMUNICATION SERVICES—1.2%
SBA Communications Corp.*	16,575	842,176

TOTAL COMMON STOCKS (Cost $55,921,035)		68,359,472

Total Investments (Cost $55,921,035)(a)	97.4%	68,359,472
Other Assets in Excess of Liabilities	2.6	1,857,354

NET ASSETS	100.0%	$70,216,826

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At March 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $55,943,086, amounted to $12,416,386 which consisted of aggregate gross unrealized appreciation of $13,719,543 and aggregate gross unrealized depreciation of $1,303,157.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) March 31, 2012

	SHARES	VALUE
COMMON STOCKS—97.2%
AEROSPACE & DEFENSE—2.0%
AAR Corp.	223,400	$4,077,050
Esterline Technologies Corp. *	76,850	5,491,701
		9,568,751
AIR FREIGHT & LOGISTICS—1.1%
HUB Group, Inc., Cl. A*	146,100	5,263,983

APPAREL RETAIL—4.0%
ANN, Inc. *	175,400	5,023,456
Children’s Place Retail Stores, Inc., /The *	83,100	4,293,777
DSW, Inc., Cl. A	85,700	4,693,789
Express, Inc. *	164,600	4,111,708
		18,122,730
APPLICATION SOFTWARE—7.7%
BroadSoft, Inc. *	95,800	3,664,350
Cadence Design Systems, Inc. *	482,800	5,716,351
Concur Technologies, Inc. *	71,400	4,096,932
Nice Systems Ltd. #*	112,900	4,436,970
QLIK Technologies, Inc. *	163,900	5,244,800
RealPage, Inc. *	144,300	2,766,231
SolarWinds, Inc. *	93,400	3,609,910
Tangoe, Inc. *	41,900	788,139
Ultimate Software Group, Inc. *	77,000	5,642,560
		35,966,243
ASSET MANAGEMENT & CUSTODY BANKS—1.2%
Cohen & Steers, Inc.	97,200	3,100,680
Fortress Investment Group LLC, Cl. A	654,200	2,328,952
		5,429,632
AUTO PARTS & EQUIPMENT—1.2%
Dana Holding Corp.	216,900	3,361,950
Tenneco, Inc. *	63,600	2,362,740
		5,724,690
BIOTECHNOLOGY—4.8%
Alkermes Plc *	108,500	2,012,675
Cepheid, Inc. *	38,600	1,614,638
Cubist Pharmaceuticals, Inc. *	71,600	3,096,700
Incyte Corp., Ltd. *	151,400	2,922,020
Ironwood Pharmaceuticals, Inc. *	137,700	1,832,787
Medivation, Inc. *	28,700	2,144,464
Onyx Pharmaceuticals, Inc. *	48,600	1,831,248
Optimer Pharmaceuticals, Inc. *	219,400	3,049,660
Seattle Genetics, Inc. *	103,600	2,111,368
Theravance, Inc. *	101,630	1,981,785
		22,597,345
BUILDING PRODUCTS—0.4%
AO Smith Corp.	41,800	1,878,910

CABLE & SATELLITE—0.9%
AMC Networks, Inc.*	95,600	4,266,628

COMMUNICATIONS EQUIPMENT—1.7%
Acme Packet, Inc. *	83,000	2,284,160
Ciena Corp. *	197,300	3,194,287
Finisar Corp. *	127,300	2,565,095
		8,043,542
COMPUTER HARDWARE—0.4%
Silicon Graphics International Corp.*	188,700	1,826,616

DATA PROCESSING & OUTSOURCED SERVICES—2.1%
Jack Henry & Associates, Inc.	116,100	3,961,332
Wright Express Corp. *	88,800	5,748,024
		9,709,356
DIVERSIFIED METALS & MINING—0.3%
Globe Specialty Metals, Inc.	83,000	1,234,210

	SHARES	VALUE
COMMON STOCKS—(CONT.)
EDUCATION SERVICES—0.6%
American Public Education, Inc.*	79,000	$3,002,000

ELECTRIC UTILITIES—1.1%
ITC Holdings Corp.	69,600	5,355,024

ELECTRONIC EQUIPMENT MANUFACTURERS—0.9%
Cognex Corp.	101,100	4,282,596

ELECTRONIC MANUFACTURING SERVICES—0.5%
TTM Technologies, Inc.*	201,000	2,309,490

ENVIRONMENTAL & FACILITIES SERVICES—3.3%
Clean Harbors, Inc. *	85,200	5,736,516
Tetra Tech, Inc. *	207,100	5,459,156
Waste Connections, Inc.	130,750	4,253,298
		15,448,970
FOOD DISTRIBUTORS—1.3%
United Natural Foods, Inc.*	129,000	6,019,140

FOOD RETAIL—0.5%
Fresh Market, Inc., /The*	49,000	2,349,550

GOLD—0.5%
AuRico Gold, Inc.*	265,900	2,358,533

HEALTH CARE EQUIPMENT—4.9%
Insulet Corp. *	231,400	4,428,995
MAKO Surgical Corp. *	86,700	3,654,405
NxStage Medical, Inc. *	137,000	2,639,990
Sirona Dental Systems, Inc. *	61,700	3,180,018
Thoratec Corp. *	67,500	2,275,425
Volcano Corp. *	118,014	3,345,697
Wright Medical Group, Inc. *	164,000	3,168,480
		22,693,010
HEALTH CARE FACILITIES—1.3%
Healthsouth Corp. *	169,300	3,467,264
LifePoint Hospitals, Inc. *	67,100	2,646,424
		6,113,688
HEALTH CARE SERVICES—2.0%
Catalyst Health Solutions, Inc. *	87,100	5,550,883
HMS Holdings Corp. *	126,700	3,954,307
		9,505,190
HEALTH CARE SUPPLIES—0.8%
Align Technology, Inc.*	138,900	3,826,695

HOME FURNISHINGS—0.5%
Ethan Allen Interiors, Inc.	85,400	2,162,328

HOMEFURNISHING RETAIL—0.7%
Pier 1 Imports, Inc.*	182,400	3,316,032

HOTELS RESORTS & CRUISE LINES—0.5%
Interval Leisure Group	141,100	2,455,140

INDUSTRIAL MACHINERY—4.9%
Actuant Corp., Cl. A	202,400	5,867,576
Barnes Group, Inc.	217,500	5,722,425
RBC Bearings, Inc. *	123,800	5,710,894
Woodward Governor Co.	129,300	5,537,919
		22,838,814
INTERNET SOFTWARE & SERVICES—6.0%
Ancestry.com, Inc. *	132,100	3,003,954
comScore, Inc. *	218,000	4,663,020
Cornerstone OnDemand, Inc. *	148,500	3,243,240
DealerTrack Holdings, Inc. *	155,500	4,705,430
ExactTarget, Inc. *	35,700	928,200
LogMeIn, Inc. *	132,500	4,667,975
OpenTable, Inc. *	82,400	3,334,728
VistaPrint NV *	94,700	3,660,155
		28,206,702

	SHARES	VALUE
COMMON STOCKS—(CONT.)
IT CONSULTING & OTHER SERVICES—0.4%
InterXion Holding NV*	107,900	$1,936,805

LEISURE FACILITIES—2.0%
Life Time Fitness, Inc. *	72,750	3,678,968
Six Flags Entertainment Corp.	125,800	5,883,666
		9,562,634
LEISURE PRODUCTS—1.7%
Brunswick Corp.	155,000	3,991,250
Warnaco Group, Inc., /The *	68,600	4,006,240
		7,997,490
LIFE SCIENCES TOOLS & SERVICES—0.7%
PAREXEL International Corp.*	126,700	3,417,099

MANAGED HEALTH CARE—0.9%
Centene Corp. *	40,300	1,973,491
WellCare Health Plans, Inc. *	31,700	2,278,596
		4,252,087
METAL & GLASS CONTAINERS—1.2%
Silgan Holdings, Inc.	130,300	5,759,260

MORTGAGE REITS—0.6%
Two Harbors Investment Corp.	298,700	3,028,818

OIL & GAS EQUIPMENT & SERVICES—1.7%
Dril-Quip, Inc. *	51,195	3,328,699
Key Energy Services, Inc. *	181,200	2,799,540
Lufkin Industries, Inc.	21,300	1,717,845
		7,846,084
OIL & GAS EXPLORATION & PRODUCTION—5.7%
Berry Petroleum Co.	77,900	3,671,427
Energy XXI Bermuda Ltd. *	115,900	4,185,149
Gulfport Energy Corp. *	43,400	1,263,808
Kodiak Oil & Gas Corp. *	414,100	4,124,436
Nothern Oil and Gas, Inc. *	140,800	2,920,192
Rosetta Resources, Inc. *	80,600	3,930,056
Stone Energy Corp. *	124,755	3,566,745
Swift Energy Co. *	114,500	3,323,935
		26,985,748
PACKAGED FOODS & MEATS—1.3%
Hain Celestial Group, Inc.*	137,250	6,012,923

PHARMACEUTICALS—2.3%
Medicis Pharmaceutical Corp., Cl. A	135,200	5,082,168
Salix Pharmaceuticals Ltd. *	45,600	2,394,000
Viropharma, Inc. *	112,200	3,373,854
		10,850,022
RAILROADS—1.0%
Genesee & Wyoming, Inc., Cl. A*	85,200	4,650,216

REAL ESTATE SERVICES—0.9%
Jones Lang LaSalle, Inc.	50,200	4,182,162

REGIONAL BANKS—1.2%
Signature Bank *	61,400	3,870,656
SVB Financial Group *	28,600	1,840,124
		5,710,780
REINSURANCE—0.7%
Endurance Specialty Holdings Ltd.	80,900	3,289,394

RESEARCH & CONSULTING SERVICES—0.9%
CoStar Group, Inc.*	60,300	4,163,715

RESIDENTIAL REITS—1.3%
American Campus Communities, Inc.	68,900	3,081,208
Home Properties, Inc.	49,200	3,001,692
		6,082,900
RESTAURANTS—1.5%
Cheesecake Factory, Inc., /The *	116,400	3,420,996

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESTAURANTS—(CONT.)
Domino’s Pizza, Inc.	100,700	$3,655,410
		7,076,406
SEMICONDUCTOR EQUIPMENT—1.2%
Novellus Systems, Inc.*	117,500	5,864,425

SEMICONDUCTORS—2.9%
Cavium Networks, Inc. *	72,300	2,236,962
Inphi Corp. *	255,100	3,617,318
Mellanox Technologies Ltd. *	116,873	4,888,798
RF Micro Devices, Inc. *	620,500	3,090,090
		13,833,168
SPECIALIZED CONSUMER SERVICES—0.5%
Sotheby’s	55,500	2,183,370

SPECIALIZED REITS—0.6%
Extra Space Storage, Inc.	95,000	2,735,050

SPECIALTY CHEMICALS—2.4%
Cytec Industries, Inc.	54,600	3,319,134
PolyOne Corp.	227,800	3,280,320
Rockwood Holdings, Inc. *	91,000	4,745,650
		11,345,104
SPECIALTY STORES—1.1%
Vitamin Shoppe, Inc.*	121,500	5,371,515

SYSTEMS SOFTWARE—1.1%
AVG Technologies NV *	157,600	2,356,120
CommVault Systems, Inc. *	51,900	2,576,316
		4,932,436
THRIFTS & MORTGAGE FINANCE—1.1%
Northwest Bancshares, Inc.	400,200	5,082,540

TRADING COMPANIES & DISTRIBUTORS—1.2%
United Rentals, Inc.*	135,200	5,798,728

TRUCKING—1.0%
Avis Budget Group, Inc.*	331,300	4,687,895

TOTAL COMMON STOCKS (Cost $390,305,664)		456,514,312

Total Investments (Cost $390,305,664)(a)	97.2%	456,514,312
Other Assets in Excess of Liabilities	2.8	13,005,295

NET ASSETS	100.0%	$469,519,607

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At March 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $390,784,504, amounted to $65,729,808 which consisted of aggregate gross unrealized appreciation of $78,322,442 and aggregate gross unrealized depreciation of $12,592,634.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER GROWTH & INCOME PORTFOLIO

Schedule of Investments‡ (Unaudited) March 31, 2012

	SHARES	VALUE
COMMON STOCKS—94.3%
AEROSPACE & DEFENSE—2.0%
Boeing Co., /The	3,800	$282,606
General Dynamics Corp.	4,950	363,231
		645,837
AIR FREIGHT & LOGISTICS—1.3%
United Parcel Service, Inc., Cl. B	5,350	431,852

ASSET MANAGEMENT & CUSTODY BANKS—2.2%
BlackRock, Inc.	1,550	317,594
Blackstone Group LP	12,850	204,829
KKR & Co., LP	13,500	200,205
		722,628
AUTO PARTS & EQUIPMENT—0.7%
Johnson Controls, Inc.	6,800	220,864

CABLE & SATELLITE—1.0%
Comcast Corp., Cl. A	10,850	320,184

COMMUNICATIONS EQUIPMENT—3.6%
Cisco Systems, Inc.	16,250	343,688
Corning, Inc.	19,650	276,672
QUALCOMM, Inc.	8,000	544,160
		1,164,520
COMPUTER HARDWARE—3.9%
Apple, Inc.*	2,100	1,258,886

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.9%
Caterpillar, Inc.	2,800	298,256

DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Automatic Data Processing, Inc.	5,700	314,583

DIVERSIFIED BANKS—1.3%
Wells Fargo & Co.	12,400	423,336

DIVERSIFIED CHEMICALS—1.7%
Dow Chemical Co., /The	6,000	207,840
EI Du Pont de Nemours & Co.	6,200	327,979
		535,819
DIVERSIFIED METALS & MINING—0.7%
Southern Copper Corp.	7,094	224,951

DRUG RETAIL—0.9%
CVS Caremark Corp.	6,650	297,920

ELECTRIC UTILITIES—1.3%
Southern Co., /The	9,500	426,835

ELECTRICAL COMPONENTS & EQUIPMENT—0.9%
Emerson Electric Co.	5,500	286,990

ENVIRONMENTAL & FACILITIES SERVICES—0.9%
Republic Services, Inc.	9,200	281,152

FERTILIZERS & AGRICULTURAL CHEMICALS—0.7%
Monsanto Co.	2,750	219,340

FOOTWEAR—0.5%
NIKE, Inc., Cl. B	1,550	168,082

GENERAL MERCHANDISE STORES—1.1%
Target Corp.	5,900	343,793

GOLD—0.7%
Newmont Mining Corp.	4,450	228,152

HEALTH CARE EQUIPMENT—1.0%
Medtronic, Inc.	8,500	333,115

HOME IMPROVEMENT RETAIL—1.2%
Home Depot, Inc., /The	7,900	397,449

HOUSEHOLD PRODUCTS—2.3%
Procter & Gamble Co., /The	10,816	726,943

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HYPERMARKETS & SUPER CENTERS—1.6%
Wal-Mart Stores, Inc.	8,500	$520,200

INDUSTRIAL CONGLOMERATES—2.7%
General Electric Co.	30,450	611,131
Tyco International Ltd.	4,300	241,574
		852,705
INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	3,250	298,350

INDUSTRIAL MACHINERY—0.5%
Eaton Corp.	3,050	151,982

INTEGRATED OIL & GAS—9.7%
Chevron Corp.	5,550	595,182
ConocoPhillips	12,100	919,720
Exxon Mobil Corp.	10,400	901,992
Royal Dutch Shell PLC #	10,050	704,807
		3,121,701
INTEGRATED TELECOMMUNICATION SERVICES—3.1%
AT&T, Inc.	12,300	384,129
Verizon Communications, Inc.	15,700	600,211
		984,340
INTERNET SOFTWARE & SERVICES—1.3%
Google, Inc., Cl. A*	650	416,806

IT CONSULTING & OTHER SERVICES—1.8%
International Business Machines Corp.	2,700	563,355

MANAGED HEALTH CARE—1.0%
Aetna, Inc.	6,450	323,532

MORTGAGE REITS—1.6%
American Capital Agency Corp.	9,900	292,446
Annaly Capital Management, Inc.	13,550	214,361
		506,807
MULTI-UTILITIES—2.0%
Consolidated Edison, Inc.	5,350	312,547
Public Service Enterprise Group, Inc.	10,600	324,466
		637,013
OFFICE REITS—0.7%
Digital Realty Trust, Inc.	3,150	233,006

OIL & GAS EQUIPMENT & SERVICES—0.8%
Halliburton Company	7,750	257,223

OTHER DIVERSIFIED FINANCIAL SERVICES—2.0%
BM&F Bovespa SA	22,900	140,966
JPMorgan Chase & Co.	10,600	487,388
		628,354
PACKAGED FOODS & MEATS—1.0%
Kraft Foods, Inc., Cl. A	8,317	316,129

PAPER PRODUCTS—1.5%
International Paper Co.	8,750	307,125
MeadWestvaco Corp.	5,150	162,689
		469,814
PHARMACEUTICALS—6.8%
Bristol-Myers Squibb Co.	10,300	347,625
Johnson & Johnson	9,800	646,408
Pfizer, Inc.	29,550	669,603
Roche Holding AG #	5,850	255,294
Teva Pharmaceutical Industries Ltd. #	5,250	236,565
		2,155,495
PROPERTY & CASUALTY INSURANCE—0.7%
ACE Ltd.	2,900	212,280

RAILROADS—1.4%
CSX Corp.	20,650	444,388

	SHARES	VALUE
COMMON STOCKS—(CONT.)
REGIONAL BANKS—0.6%
M&T Bank Corp.	2,100	$182,448

RESIDENTIAL REITS—1.0%
Equity Residential	5,150	322,493

RESTAURANTS—2.0%
Darden Restaurants, Inc.	4,250	217,430
McDonald’s Corp.	4,200	412,019
		629,449
SEMICONDUCTORS—3.0%
Intel Corp.	14,050	394,945
Microchip Technology, Inc.	8,650	321,780
Xilinx, Inc.	7,150	260,475
		977,200
SOFT DRINKS—4.1%
Coca-Cola Co., /The	7,850	580,979
PepsiCo, Inc.	11,000	729,850
		1,310,829
SPECIALIZED FINANCE—1.6%
CME Group, Inc.	636	184,014
NYSE Euronext	10,600	318,106
		502,120
SPECIALIZED REITS—1.9%
Health Care REIT, Inc.	5,250	288,540
Plum Creek Timber Co., Inc.	7,850	326,246
		614,786
SPECIALTY STORES—0.6%
Tiffany & Co.	2,950	203,934

SYSTEMS SOFTWARE—2.8%
Microsoft Corp.	13,050	420,863
Oracle Corp.	15,850	462,186
		883,049
THRIFTS & MORTGAGE FINANCE—0.5%
New York Community Bancorp, Inc.	12,300	171,093

TOBACCO—3.3%
Altria Group, Inc.	14,650	452,246
Philip Morris International, Inc.	6,850	606,978
		1,059,224

TOTAL COMMON STOCKS (Cost $26,974,171)		30,221,592

Total Investments (Cost $26,974,171)(a)	94.3%	30,221,592
Other Assets in Excess of Liabilities	5.7	1,832,588

NET ASSETS	100.0%	$32,054,180

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At March 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $26,997,035, amounted to $3,224,557 which consisted of aggregate gross unrealized appreciation of $4,063,412 and aggregate gross unrealized depreciation of $838,855.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER BALANCED PORTFOLIO

Schedule of Investments‡ (Unaudited) March 31, 2012

	SHARES	VALUE
COMMON STOCKS—55.9%
AEROSPACE & DEFENSE—2.0%
Boeing Co., /The	6,500	$483,405
General Dynamics Corp.	9,300	682,434
United Technologies Corp.	9,900	821,106
		1,986,945
AIR FREIGHT & LOGISTICS—1.3%
FedEx Corp.	6,800	625,328
United Parcel Service, Inc., Cl. B	8,600	694,192
		1,319,520
AIRLINES—0.3%
Delta Air Lines, Inc.*	37,136	368,018

APPLICATION SOFTWARE—1.3%
Adobe Systems, Inc. *	13,700	470,047
Salesforce.com, Inc. *	4,200	648,942
TIBCO Software, Inc. *	10,000	305,000
		1,423,989
ASSET MANAGEMENT & CUSTODY BANKS—1.5%
BlackRock, Inc.	2,900	594,210
Blackstone Group LP	35,900	572,246
T. Rowe Price Group, Inc.	6,800	444,040
		1,610,496
AUTO PARTS & EQUIPMENT—0.5%
Allison Transmission Holdings, Inc. *	2,100	50,148
Johnson Controls, Inc.	14,700	477,456
		527,604
AUTOMOBILE MANUFACTURERS—0.5%
Ford Motor Co.	39,300	490,857

BIOTECHNOLOGY—0.5%
Gilead Sciences, Inc.*	10,448	510,385

BROADCASTING & CABLE TV—0.5%
Discovery Communications, Inc., Series A*	10,200	516,120

CABLE & SATELLITE—0.3%
DISH Network Corp.	10,600	349,058

CASINOS & GAMING—1.0%
Las Vegas Sands Corp.	9,400	541,158
Melco Crown Entertainment Ltd. #*	35,200	479,072
		1,020,230
COAL & CONSUMABLE FUELS—0.3%
Peabody Energy Corp.	11,700	338,832

COMMUNICATIONS EQUIPMENT—3.2%
Cisco Systems, Inc.	70,200	1,484,730
Corning, Inc.	38,600	543,488
QUALCOMM, Inc.	19,900	1,353,598
		3,381,816
COMPUTER HARDWARE—4.4%
Apple, Inc. *	7,300	4,376,131
Dell, Inc. *	9,400	156,040
		4,532,171
COMPUTER STORAGE & PERIPHERALS—1.6%
EMC Corp. *	22,100	660,348
NetApp, Inc. *	23,200	1,038,664
		1,699,012
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.6%
Caterpillar, Inc.	5,800	617,816

CONSUMER FINANCE—0.4%
American Express Co.	6,900	399,234

DATA PROCESSING & OUTSOURCED SERVICES—0.6%
Mastercard, Inc.	1,600	672,864

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DIVERSIFIED CHEMICALS—0.9%
Dow Chemical Co., /The	11,200	$387,968
EI Du Pont de Nemours & Co.	9,900	523,710
		911,678
DIVERSIFIED METALS & MINING—0.9%
Cliffs Natural Resources, Inc.	7,200	498,672
Freeport-McMoRan Copper & Gold, Inc.	13,100	498,324
		996,996
DRUG RETAIL—0.6%
Walgreen Co.	18,500	619,565

ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Emerson Electric Co.	10,700	558,326

ENVIRONMENTAL & FACILITIES SERVICES—0.5%
Republic Services, Inc.	16,800	513,408

FERTILIZERS & AGRICULTURAL CHEMICALS—0.5%
Mosaic Co., /The	9,000	497,610

FOOTWEAR—0.3%
NIKE, Inc., Cl. B	3,000	325,320

GENERAL MERCHANDISE STORES—0.6%
Target Corp.	10,600	617,662

GOLD—0.4%
Newmont Mining Corp.	9,100	466,557

HEALTH CARE EQUIPMENT—0.7%
Covidien PLC	6,600	360,888
Edwards Lifesciences Corp. *	4,500	327,285
		688,173
HEALTH CARE SERVICES—0.7%
Express Scripts, Inc.*	13,700	742,266

HOME ENTERTAINMENT SOFTWARE—0.3%
Electronic Arts, Inc.*	22,300	367,504

HOME IMPROVEMENT RETAIL—0.6%
Lowe’s Companies, Inc.	21,100	662,118

HOTELS RESORTS & CRUISE LINES—0.6%
Hyatt Hotels Corp., Cl. A *	2,200	93,984
Starwood Hotels & Resorts Worldwide, Inc.	9,200	518,972
		612,956
HOUSEHOLD PRODUCTS—1.1%
Procter & Gamble Co., /The	17,500	1,176,175

HYPERMARKETS & SUPER CENTERS—0.7%
Wal-Mart Stores, Inc.	12,100	740,520

INDUSTRIAL CONGLOMERATES—0.6%
Tyco International Ltd.	12,200	685,396

INDUSTRIAL MACHINERY—0.8%
Eaton Corp.	6,800	338,844
Stanley Black & Decker, Inc.	6,400	492,544
		831,388
INTEGRATED OIL & GAS—2.3%
Exxon Mobil Corp.	16,900	1,465,737
Royal Dutch Shell PLC #	14,000	981,820
		2,447,557
INTERNET RETAIL—1.3%
Amazon.com, Inc.*	7,400	1,498,574

INTERNET SOFTWARE & SERVICES—0.6%
eBay, Inc.*	17,250	636,353

IT CONSULTING & OTHER SERVICES—1.9%
Cognizant Technology Solutions Corp., Cl. A *	8,400	646,380
International Business Machines Corp.	6,500	1,356,225
		2,002,605

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LIFE SCIENCES TOOLS & SERVICES—0.4%
Thermo Fisher Scientific, Inc.	8,100	$456,678

MANAGED HEALTH CARE—1.7%
Aetna, Inc.	17,600	882,816
Cigna Corp.	19,400	955,450
		1,838,266
MOVIES & ENTERTAINMENT—1.4%
News Corp., Cl. A	41,000	807,290
Walt Disney Co., /The	15,000	656,700
		1,463,990
OIL & GAS DRILLING—0.6%
Nabors Industries Ltd.*	36,900	645,381

OIL & GAS EQUIPMENT & SERVICES—1.4%
Halliburton Company	11,000	365,090
Schlumberger Ltd.	13,300	930,069
Weatherford International Ltd. *	10,800	162,972
		1,458,131
OIL & GAS EXPLORATION & PRODUCTION—2.5%
Anadarko Petroleum Corp.	12,300	963,582
Denbury Resources, Inc. *	35,500	647,165
Devon Energy Corp.	5,900	419,608
Nexen, Inc.	13,600	249,560
Pioneer Natural Resources Co.	2,900	323,611
		2,603,526
OTHER DIVERSIFIED FINANCIAL SERVICES—0.5%
JPMorgan Chase & Co.	10,400	478,192

PAPER PRODUCTS—0.4%
International Paper Co.	12,000	421,200

PHARMACEUTICALS—2.2%
Johnson & Johnson	17,200	1,134,512
Pfizer, Inc.	31,320	709,711
Teva Pharmaceutical Industries Ltd. #	10,300	464,118
		2,308,341
RAILROADS—0.7%
CSX Corp.	36,400	783,328

SEMICONDUCTOR EQUIPMENT—1.2%
ASML Holding NV#	25,900	1,298,626

SEMICONDUCTORS—1.1%
Broadcom Corp., Cl. A *	12,600	495,180
Intel Corp.	23,300	654,963
Texas Instruments, Inc.	1,000	33,610
		1,183,753
SOFT DRINKS—2.1%
Coca-Cola Co., /The	14,000	1,036,140
PepsiCo, Inc.	17,500	1,161,125
		2,197,265
SYSTEMS SOFTWARE—0.6%
Check Point Software Technologies Ltd. *	3,200	204,288
VMware, Inc., Cl. A *	3,500	393,295
		597,583
TOBACCO—0.9%
Philip Morris International, Inc.	10,800	956,988

TOTAL COMMON STOCKS (Cost $51,313,772)		59,054,922

PRINCIPAL AMOUNT
CORPORATE BONDS—30.5%
AGRICULTURAL PRODUCTS—2.3%
Cargill, Inc., 6.00%, 11/27/17(L2),(a)(b)	2,000,000	2,384,236

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—(CONT.)
COMMUNICATIONS EQUIPMENT—1.4%
Cisco Systems, Inc., 5.50%, 2/22/16(L2)	$1,250,000	$1,451,931

COMPUTER HARDWARE—3.6%
Dell, Inc., 3.10%, 4/1/16(L2)	1,750,000	1,859,002
Hewlett-Packard Co., 2.13%, 9/13/15(L2)	2,000,000	2,017,514
		3,876,516
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.7%
John Deere Capital Corp., 1.85%, 9/15/16(L2)	1,750,000	1,772,698

DIVERSIFIED BANKS—2.0%
Wells Fargo & Co., 4.60%, 4/1/21(L2)	2,000,000	2,148,806

HEALTH CARE EQUIPMENT—2.3%
Baxter International, Inc., 5.90%, 9/1/16(L2)	2,000,000	2,378,988

INDUSTRIAL CONGLOMERATES—2.0%
General Electric Capital Corp., 4.38%, 9/16/20(L2)	2,000,000	2,110,094

INTEGRATED OIL & GAS—2.1%
Total Capital SA, 4.45%, 6/24/20(L2)	2,000,000	2,168,408

INTEGRATED TELECOMMUNICATION SERVICES—3.7%
AT&T, Inc., 2.50%, 8/15/15(L2)	2,000,000	2,083,366
Verizon Communications, Inc., 2.00%, 11/1/16(L2)	1,800,000	1,830,274
		3,913,640
IT CONSULTING & OTHER SERVICES—1.5%
International Business Machines Corp., 1.95%, 7/22/16(L2)	1,525,000	1,566,506

OTHER DIVERSIFIED FINANCIAL SERVICES—4.0%
Bank of America Corp., 5.88%, 1/5/21(L2)	2,000,000	2,119,308
JPMorgan Chase & Co., 3.45%, 3/1/16(L2)	2,000,000	2,087,224
		4,206,532
PACKAGED FOODS & MEATS—2.0%
Campbell Soup Co., 3.05%, 7/15/17(L2)	2,000,000	2,146,570

PHARMACEUTICALS—1.9%
Abbott Laboratories, 5.88%, 5/15/16(L2)	1,725,000	2,031,232

TOTAL CORPORATE BONDS (Cost $32,530,882)		32,156,157

U.S. TREASURY OBLIGATIONS —7.1%
1.50%, 12/31/13 (L2)	2,000,000	2,041,328
4.75%, 5/15/14 (L2)	2,052,000	2,240,847
4.25%, 11/15/14 (L2)	1,900,000	2,085,845
4.50%, 2/15/16 (L2)	940,000	1,074,391

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,289,608)		7,442,411

Total Investments (Cost $91,134,262)(c)	93.5%	98,653,490
Other Assets in Excess of Liabilities	6.5	6,856,687

NET ASSETS	100.0%	$105,510,177

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

Restricted Security - Investment in security pending registration under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers. Security was acquired on October 7, 2010 for a cost of $2,471,519 and represents 2.3% of the net assets of the Fund.

(b)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 2.3% of the net assets of the Fund.

(c)

At March 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $91,158,846, amounted to $7,494,644 which consisted of aggregate gross unrealized appreciation of $9,485,725 and aggregate gross unrealized depreciation of $1,991,081.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS|

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing seven series of shares of beneficial interest: the Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger SMid Cap Growth Portfolio, Alger Small Cap Growth Portfolio, Alger Growth & Income Portfolio, and Alger Balanced Portfolio (collectively the “Portfolios” and individually a “Portfolio”). The Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger SMid Cap Growth Portfolio and Alger Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Alger Growth & Income Portfolio’s investment objectives are capital appreciation and current income; and it also invests primarily in equity securities. The Alger Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.

Each Portfolio offers Class I-2 shares and Class S shares except for the Alger Growth & Income Portfolio, Alger SMid Cap Growth Portfolio and Alger Balanced Portfolio which only offer Class I-2 shares.  Each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolios value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Fund’s Board of Trustees. Investments of the Portfolios are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Portfolios invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolios. Unobservable inputs are inputs that reflect the Portfolios’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 —  quoted prices in active markets for identical investments

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Portfolios’, own assumptions in determining the fair value of investments)

The Portfolios’ valuation techniques are generally consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange-listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, a broker quote in an inactive market, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities.  Valuation techniques for Level 3 securities are also consistent with the income approach whereby future amounts are converted, or discounted, to a current single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 3 include unobservable market information which can include cash flows, income and expenses, and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Fund’s Board of Trustees (“Board”) and comprised of representatives of the Fund’s investment advisor.  The Committee reports its valuation determinations each quarter to the Board which is responsible for approving valuation policy and procedures.

The Valuation Committee normally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations.  The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Fund’s pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Portfolios will record a change to a security’s fair value level if new inputs are available or it becomes evident inputs previously considered for leveling have changed or are no longer relevant.  Transfers into and out of Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(e) Option Contracts: When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Portfolios may also purchase put and call options. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk of loss associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Portfolio’s Schedule of Investments.  The following is a summary of the inputs used as of March 31, 2012 in valuing the Portfolios’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with its investments, the Portfolios’ have determined that presenting them by security type and sector is appropriate.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$60,602,496	$60,602,496	—	—
Consumer Staples	25,642,512	25,642,512	—	—
Energy	29,407,341	29,407,341	—	—
Financials	26,456,706	26,456,706	—	—
Health Care	40,572,615	40,572,615	—	—
Industrials	56,292,776	56,292,776	—	—
Information Technology	101,543,991	101,543,991	—	—
Materials	14,518,559	14,518,559	—	—
Telecommunication Services	5,012,018	5,012,018	—	—
TOTAL COMMON STOCKS	$360,049,014	$360,049,014	—	—
CONVERTIBLE PREFERRED STOCK
Health Care	$718,965	—	$718,965	—
TOTAL INVESTMENTS IN SECURITIES	$362,070,249	$361,351,284	$718,965	—

Alger Large Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$43,154,682	$43,154,682	—	—
Consumer Staples	29,665,777	29,665,777	—	—
Energy	38,483,402	38,483,402	—	—
Financials	12,129,006	12,129,006	—	—
Health Care	36,348,095	36,348,095	—	—
Industrials	40,120,652	40,120,652	—	—
Information Technology	101,529,238	101,529,238	—	—
Materials	16,728,132	16,728,132	—	—
TOTAL COMMON STOCKS	$318,158,984	$318,158,984	—	—
TOTAL INVESTMENTS IN SECURITIES	$318,158,984	$318,158,984	—	—

Alger Mid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$30,460,651	$30,460,651	—	—
Consumer Staples	2,408,330	2,408,330	—	—
Energy	14,397,282	14,397,282	—	—
Financials	11,938,020	11,938,020	—	—
Health Care	16,958,273	16,958,273	—	—
Industrials	23,947,279	23,947,279	—	—
Information Technology	29,664,177	29,664,177	—	—
Materials	4,742,728	4,742,728	—	—
Telecommunication Services	3,079,086	3,079,086	—	—
TOTAL COMMON STOCKS	$137,595,826	$137,595,826	—	—
CONVERTIBLE PREFERRED STOCK
Health Care	$1,869,351	—	$1,869,351	—
PURCHASED OPTIONS
Energy	$420	$420	—	—
TOTAL INVESTMENTS IN SECURITIES	$141,461,715	$139,592,364	$1,869,351	—
SECURITIES SOLD SHORT
OPTIONS WRITTEN
Energy	$4,179	$4,179	—	—
Industrials	$735	$735	—	—
TOTAL OPTIONS WRITTEN	$4,914	$4,914	—	—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger SMid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$10,965,733	$10,965,733	—	—
Consumer Staples	2,724,712	2,724,712	—	—
Energy	4,947,138	4,947,138	—	—
Financials	4,748,195	4,748,195	—	—
Health Care	10,729,203	10,729,203	—	—
Industrials	13,313,287	13,313,287	—	—
Information Technology	15,746,188	15,746,188	—	—
Materials	3,260,031	3,260,031	—	—
Telecommunication Services	842,176	842,176	—	—
Utilities	743,625	743,625	—	—
TOTAL COMMON STOCKS	$68,020,288	$68,020,288	—	—
TOTAL INVESTMENTS IN SECURITIES	$68,359,472	$68,359,472	—	—

Alger Small Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$71,240,963	$71,240,963	—	—
Consumer Staples	14,381,613	14,381,613	—	—
Energy	34,831,832	34,831,832	—	—
Financials	33,212,324	33,212,324	—	—
Health Care	83,255,136	83,255,136	—	—
Industrials	74,299,982	74,299,982	—	—
Information Technology	116,911,379	116,911,379	—	—
Materials	20,697,107	20,697,107	—	—
Utilities	5,355,024	5,355,024	—	—
TOTAL COMMON STOCKS	$454,185,360	$454,185,360	—	—
TOTAL INVESTMENTS IN SECURITIES	$456,514,312	$456,514,312	—	—

Alger Growth & Income Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$2,283,755	$2,283,755	—	—
Consumer Staples	4,231,245	4,231,245	—	—
Energy	3,378,924	3,378,924	—	—
Financials	4,319,146	4,319,146	—	—
Health Care	2,812,142	2,812,142	—	—
Industrials	3,393,162	3,393,162	—	—
Information Technology	5,578,399	5,578,399	—	—
Materials	1,976,426	1,976,426	—	—
Telecommunication Services	984,340	984,340	—	—
Utilities	1,063,848	1,063,848	—	—
TOTAL COMMON STOCKS	$30,021,387	$30,021,387	—	—
TOTAL INVESTMENTS IN SECURITIES	$30,221,592	$30,221,592	—	—

Alger Balanced Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$8,084,489	$8,084,489	—	—
Consumer Staples	5,690,513	5,690,513	—	—
Energy	7,493,427	7,493,427	—	—
Financials	2,487,922	2,487,922	—	—
Health Care	6,544,109	6,544,109	—	—
Industrials	7,664,145	7,664,145	—	—
Information Technology	17,796,276	17,796,276	—	—
Materials	3,294,041	3,294,041	—	—
TOTAL COMMON STOCKS	$59,054,922	$59,054,922	—	—
CORPORATE BONDS
Consumer Staples	$4,530,806	—	$4,530,806	—
Energy	2,168,408	—	2,168,408	—
Financials	6,355,338	—	6,355,338	—
Health Care	4,410,220	—	4,410,220	—
Industrials	3,882,792	—	3,882,792	—
Information Technology	6,894,953	—	6,894,953	—
Telecommunication Services	3,913,640	—	3,913,640	—
TOTAL CORPORATE BONDS	$32,156,157	—	$32,156,157	—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Balanced Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)
U.S. Treasury Notes	$5,356,566	—	$5,356,566	—
TOTAL INVESTMENTS IN SECURITIES	$98,653,490	$59,054,922	$39,598,568	—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)
Alger Capital Appreciation Portfolio	Convertible Preferred Stock
Opening balance at January 1, 2012	$903,385
Transfers into Level 3	—
Transfers out of Level 3(i)	(718,965)
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	(184,420)
Purchases, issuances, sales, and settlements
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at March 31, 2012	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at March 31, 2012	$—

Alger Mid Cap Growth Portfolio	Convertible Preferred Stock
Opening balance at January 1, 2012	$2,348,853
Transfers into Level 3	—
Transfers out of Level 3(i)	(1,869,351)
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	(479,502)
Purchases, issuances, sales, and settlements
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at March 31, 2012	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at March 31, 2012	$—

(i) Securities transferred out of Level 3 upon closing of IPO and commencement of trading.

On March 31, 2012 the Alger Mid Cap Growth Portfolio and the Alger Growth & Income Portfolio transferred securities totaling $1,553,037 and $140,965, respectively, from Level 2 to Level 1, utilizing exchange listed prices rather than fair value adjusted prices.

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Portfolios may enter into forward currency contracts. Additionally, each Portfolio may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Portfolio could be exposed to foreign currency fluctuations.

Options—The Portfolios seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Portfolios invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Portfolios purchase call options to increase their exposure to stock market risk and also provide diversification of risk.  The Portfolios purchase put options in order to protect from significant market declines that may occur over a short period of time.  The Portfolios will write covered call and cash secured put options to generate cash flows while reducing the volatility of the portfolio.  The cash flows may be an important source of the Portfolios’ return, although written call options may reduce the Portfolios’ ability to profit from increases in the value of the underlying security or equity portfolio.  The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.  The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Portfolios with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.  During the three months ended March 31, 2012, written equity and index put options were used in accordance with this objective.

The fair values of derivative instruments as of March 31, 2012 are as follows:

Alger Mid Cap Growth Portfolio

	ASSET DERIVATIVES 2011		LIABILITY DERIVATIVES 2011
Derivatives not accounted	Balance Sheet		Balance Sheet
for as hedging instruments	Location	Fair Value	Location	Fair Value
Purchased Put Options	Investments in securities, at value	$315		—
Purchased Call Options	Investments in securities, at value	105		—
Written Put Options	—	—	Written options outstanding, at value	$(1,995)
Written Call Options	—	—	Written options outstanding, at value	(2,919)
Total	—	$420		$(4,914)

For the three months ended March 31, 2012, the Alger Mid Cap Growth Portfolio had option purchases of $27,339 and option sales of $59,551. The effect of derivative instruments on the statement of operations for the three months ended March 31, 2012 is as follows:

Net realized gain on investments and options

Alger Mid Cap Growth Portfolio

Derivatives not accounted for as hedging instruments	Options
Purchased Put Options	(132,835)
Written Call Options	11,032
Written Put Options	28,446
Total	$(93,357)

Net change in unrealized appreciation (depreciation) on investments, options

Alger Mid Cap Growth Portfolio

Derivatives not accounted for as hedging instruments under Statement 133	Options
Purchased Options	$90,445
Written Options	7,027
Total	$97,472

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Portfolios

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: May 30, 2012

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: May 30, 2012